COMMITMENTS AND CONTINGENCIES	5 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the (i) founder shares, which were issued in a private placement prior to the closing of this offering, (ii) Private Placement Units (including the component securities as well as any securities underlying those component securities), which will be issued in a private placement simultaneously with the closing of the Proposed Offering and (iii) private units (including the component securities as well as any securities underlying those component securities) that may be issued upon conversion of working capital loans will have registration rights to require the Company to register a sale of any of our securities held by them and any other securities of the company acquired by them prior to the consummation of a Business Combination pursuant to a registration rights agreement to be signed prior to or on the effective date of the Proposed Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the Business Combination. The registration rights granted are limited to three demands at the Company’s expense and unlimited “piggy-back” rights for periods of five and seven years, respectively, from the commencement of sales of the Proposed Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company will grant the underwriters a 45-day option to purchase up to 3,750,000 additional Units to cover over-allotments at the Proposed Offering price, less the underwriting discounts and commissions.

The underwriters will be entitled to a cash underwriting discount of $1,000,000 of the gross proceeds of the Proposed Offering (whether or not the over-allotment option is exercised). In addition, the underwriters are entitled to a deferred fee of three percent (3.0%) of the gross proceeds of the Proposed Offering, or $7,500,000 (or up to $8,625,000 if the underwriters’ over-allotment is exercised in full). The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Settlement of Legal Proceeding

We entered into a Settlement Agreement with respect to an arbitration that was filed against the Company, Demetrios Mallios, The Aeon Group, Inc. (“AGI”), and Geneships Acquisition Corp. with the American Arbitration Association in February 2026 (AAA Case No. 01-26-0000-6229) by Chardan Capital Markets, LLC (“Chardan”) in connection with fees for certain capital-raising activities, including related to a possible SPAC transaction, under a 2023 engagement letter and 2024 amendment that preceded our formation. The total amount sought was not less than $15,000,000.

In February 2026, we commenced a special proceeding in the Supreme Court of the State of New York (Index No. 65082/2026) seeking to permanently stay the arbitration as against the Company. Demetrios Mallios, our Chairman and Chief Executive Officer, and, his affiliate, The Aeon Group, Inc., jointly and severally indemnified the Company and its shareholders for any liabilities, losses, or expenses arising from the arbitration and any related claims.

On March 20, 2026, the parties agreed to a binding settlement term sheet and on March 26, 2026, the Company entered into a Settlement Agreement (the “Settlement Agreement”) with Chardan, Mr. Mallios, Geneships Acquisition Corp., AGI and D. Boral Capital LLC (“D. Boral”).

The Settlement Agreement is contingent upon the closing of this offering and will become effective only upon the closing of this offering (the “Effective Time”). The Settlement Agreement provides, among other things, that Chardan will serve as lead book-running manager and D. Boral will serve as co-lead book-running manager for this offering and that underwriting compensation in connection with this offering will be allocated between them. The Settlement Agreement further provides that, following the Effective Time, the arbitration and related court proceeding will be dismissed with prejudice, and mutual general releases between us, Demetrios Mallios, Geneships Acquisition Corp., and AGI that are contained in the Settlement Agreement will become effective pursuant to which each party, on behalf of itself and its affiliates and related parties, will release the other parties and their respective affiliates and representatives from all claims, whether known or unknown, arising out of or relating to events occurring on or prior to March 25, 2026 other than obligations arising under the Settlement Agreement and related transaction documents. There is no other separate consideration paid to or for any party.

If this offering does not close on or prior to May 25, 2026, unless extended by mutual agreement of the Company, Chardan and D. Boral, the Settlement Agreement will automatically terminate and be of no further force or effect. In such event, the arbitration and related proceedings could continue, and the Company and its affiliates could remain subject to claims in excess of $15,000,000. If the Settlement Agreement does not become effective, the arbitration and related court proceedings would resume, and the Company’s ability to complete this offering or any subsequent initial business combination could be materially and adversely affected.

The Settlement Agreement does not affect the funds held in the trust account established in connection with this offering. Other than the deferred underwriting commissions which are payable from the trust account upon the completion of an initial business combination, no amounts payable under or in connection with the Settlement Agreement will be paid from the trust account. The Company does not expect that any liabilities arising under or in connection with the Settlement Agreement, including any claim for breach thereof, would be payable from the trust account, and the Settlement Agreement provides that neither the Company nor the trust account will be responsible for any payments required to effect the allocation of underwriting compensation between the underwriters. No additional compensation is payable by the Company in connection with the Settlement Agreement other than the underwriting compensation.

AEON ACQUISITION I CORP.

NOTES TO FINANCIAL STATEMENTS